SHARE CAPITAL - Disclosure of number of outstanding warrants (Details) - Warrants [Member] - $ / shares	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Nov. 02, 2020	Nov. 01, 2020	Sep. 30, 2020
Disclosure of classes of share capital [line items]
Warrants Outstanding, Number of warrants	4,407,602	3,974,204			4,079,600
Warrants Outstanding, Exercise price	$ 4.78	$ 4.35	$ 0.05	$ 0.125	$ 0.05
July 30, 2024 [Member]
Disclosure of classes of share capital [line items]
Warrants Outstanding, Number of warrants	314,800
Warrants Outstanding, Exercise price	$ 0.05
Warrants Outstanding, Remaining life (Years)	1 year 9 months 29 days
March 17, 2024 [Member]
Disclosure of classes of share capital [line items]
Warrants Outstanding, Number of warrants	1,697,438
Warrants Outstanding, Exercise price	$ 9.46
Warrants Outstanding, Remaining life (Years)	1 year 5 months 15 days
March 17, 2024 [Member]
Disclosure of classes of share capital [line items]
Warrants Outstanding, Number of warrants	132,666
Warrants Outstanding, Exercise price	$ 7.57
Warrants Outstanding, Remaining life (Years)	1 year 5 months 15 days
August 30, 2024 [Member]
Disclosure of classes of share capital [line items]
Warrants Outstanding, Number of warrants	2,037,500
Warrants Outstanding, Exercise price	$ 1.76
Warrants Outstanding, Remaining life (Years)	1 year 11 months 1 day
August 30, 2024 [Member]
Disclosure of classes of share capital [line items]
Warrants Outstanding, Number of warrants	134,040
Warrants Outstanding, Exercise price	$ 1.76
Warrants Outstanding, Remaining life (Years)	1 year 11 months 1 day
August 30, 2024 [Member]
Disclosure of classes of share capital [line items]
Warrants Outstanding, Number of warrants	91,158
Warrants Outstanding, Exercise price	$ 1.76
Warrants Outstanding, Remaining life (Years)	1 year 11 months 1 day